Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Subsequent to December 31, 2018, Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd. and Korea East-West Power Co., Ltd. issued foreign bond, corporate bonds and non-guaranteed corporate bonds for funding facilities and operations as follows:

Company Name	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won and thousands of foreign currencies
Korea Midland Power Co., Ltd.	#7 foreign bond	2019.01.22	2022.01.22	3.38%	USD 300,000
	#47-1 corporate bond	2019.02.08	2039.02.08	2.19%	KRW 160,000
	#47-2 corporate bond	2019.02.08	2049.02.08	2.17%	KRW 120,000

Korea Western Power Co., Ltd.	#2 Swiss Franc bond	2019.02.27	2024.02.27	0.13%	CHF 200,000

Korea East-West Power Co., Ltd.	#32-1 non-guaranteed corporate bond	2019.03.07	2039.03.07	2.18%	KRW 40,000

	#32-2 non-guaranteed corporate bond	2019.03.07	2049.03.07	2.16%	KRW 40,000